POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 52	$ 28
Equity instruments	902	1,606
Debt instruments	1,326	573
Real Estate	106	55
Derivatives		2
Investment funds		113
Fixed insurance contracts	17	17
Total plan assets	2,403	2,394
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	45	21
Equity instruments	69	1,294
Debt instruments	275	13
Real Estate	0	0
Derivatives		0
Investment funds		0
Fixed insurance contracts	16	11
Total plan assets	405	1,339
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	7	7
Equity instruments	833	306
Debt instruments	946	400
Real Estate	106	52
Derivatives		0
Investment funds		0
Fixed insurance contracts	1	0
Total plan assets	1,893	765
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	0	6
Debt instruments	105	160
Real Estate	0	3
Derivatives		2
Investment funds		113
Fixed insurance contracts	0	6
Total plan assets	$ 105	$ 290